INVESTMENT PROPERTY (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Reconciliation of the Carrying Amount	Reconciliation of the carrying amount:
$
Balance as of December 31, 2025	2,445,292
Change in fair value	(44,079)
Exchange differences	(19,271)
Balance as of June 30, 2026 (unaudited)	2,381,942